Summary of Significant Accounting Policies - Intangible assets, net (Details) ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Jun. 30, 2017 CNY (¥)	Dec. 31, 2017 USD ($) item	Dec. 31, 2017 CNY (¥) item	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Mar. 17, 2014
Property and Equipment, net
Residual value of furniture, fixtures and equipment and motor vehicles (as a percent)			5.00%
Land use rights, net
Amortization period for prepaid land use rights		50 years	50 years
Impairment of long-lived assets (other than goodwill and intangible assets with indefinite life)
Impairments			¥ 0	¥ 0	¥ 0
Revenue recognition
Period of unconditional right of return offered to customers		7 days	7 days
Rate of value added tax as a percentage of gross sales		17.00%	17.00%
Number of points that can be earned by customers for one RMB of purchase made | item		1	1
Period of expiration of discount coupons after redemption		3 months	3 months
Deferred revenue related to reward points earned from prior purchases			¥ 138,863	117,617
Rate of business tax as a percentage of service revenues earned		6.00%	6.00%
Rate of business tax as a percentage of value-added tax		11.00%	11.00%
Cost of goods sold
Inventory write-down		$ 31,774	¥ 206,733	303,233	293,946
Marketing expenses
Advertising expenses			¥ 1,526,815	1,671,779	1,022,398
Non-compete agreement
Intangible assets, net
Estimated economic life		3 years	3 years
Minimum
Revenue recognition
Rate of value added tax as a percentage of gross sales		6.00%	6.00%
Promotional membership fee	¥ 99
Minimum | Customer relationships
Intangible assets, net
Estimated economic life		4 years	4 years
Minimum | Trademarks
Intangible assets, net
Estimated economic life		2 years	2 years
Minimum | Domain names
Intangible assets, net
Estimated economic life		2 years	2 years
Maximum
Revenue recognition
Rate of value added tax as a percentage of gross sales		17.00%	17.00%
Promotional membership fee	¥ 149
Maximum | Customer relationships
Intangible assets, net
Estimated economic life		14 years	14 years
Maximum | Trademarks
Intangible assets, net
Estimated economic life		5 years	5 years
Maximum | Domain names
Intangible assets, net
Estimated economic life		3 years	3 years
Notes
Capitalization of interest
Interest rate (as a percent)			1.50%			1.50%
Interest expenses incurred			¥ 97,024	99,437	94,077
Interest expenses capitalized			¥ 14,589	¥ 14,242	¥ 8,315
Vip.com
Revenue recognition
Period of unconditional right of return offered to customers		7 days	7 days
Lefeng.com
Revenue recognition
Period of unconditional right of return offered to customers		7 days	7 days
Buildings
Property and Equipment, net
Estimated useful life		20 years	20 years
Furniture, fixtures and equipment | Minimum
Property and Equipment, net
Estimated useful life		2 years	2 years
Furniture, fixtures and equipment | Maximum
Property and Equipment, net
Estimated useful life		10 years	10 years
Motor vehicles
Property and Equipment, net
Estimated useful life		5 years	5 years
Software
Property and Equipment, net
Estimated useful life		3 years	3 years